As Filed with the Securities and Exchange Commission on January 8, 2010
File Nos. 333-141909
811-09327

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 11

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Post-Effective Amendment No. 101

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
(Exact Name of Registrant)
ALLSTATE LIFE INSURANCE COMPANY
(Name of Depositor)

3100 Sanders Road
Northbrook, Illinois 60062
847-402-5000
(Address and Telephone Number of Depositor's Principal Executive Offices)

SUSAN L. LEES
Senior Vice President, General Counsel and Secretary
Allstate Life Insurance Company
3100 Sanders Road, Suite J5B
Northbrook, Illinois 60062
(Name and Address of Agent for Service)

Copy to:

Jocelyn Liu
Assistant Counsel
Allstate Life Insurance Company
3100 Sanders Road, Suite J5B
Northbrook, IL 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on January 22, 2010 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on ______ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ______ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box: [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Units of interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

Explanatory Note: Registrant is filing this post-effective amendment ("Amendment") for the sole purpose of designating a new effective date for Post-Effective Amendment No. 10 to this Registration Statement filed on November 13, 2009.  The new effective date is January 22, 2010. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.  Parts A, B and C of Post-Effective Amendment No. 10 are hereby incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 8th day of January, 2010.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
(REGISTRANT)

ALLSTATE LIFE INSURANCE COMPANY
(DEPOSITOR)

BY:    /s/ Susan L. Lees
-------------------------------
Susan L. Lees
Senior Vice President,
General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following
Directors and Officers of Allstate Life Insurance Company on the 8th day of January, 2010.

                           */DAVID A. BIRD                                                                                Director and Senior Vice President
                          -------------------------------------
                           David A. Bird

                           */MICHAEL B. BOYLE                                                                                     Director and Senior Vice President
                          -------------------------------------
                           Michael B. Boyle

                           */DON CIVGIN                                                                                  Director
                          -------------------------------------
                           Don Civgin

                           */FREDERICK F. CRIPE                                                                                   Director and Executive Vice President
                          -------------------------------------
                           Frederick F. Cripe

            */MATTHEW EASLEY                                                                     Director
            --------------------------------------
                          Matthew Easley

                           */JUDITH P. GREFFIN                                                                                     Director, Senior Vice President and
                          -------------------------------------                                                                             Chief Investment Officer
                           Judith P. Greffin

                           */MARK R. LANEVE                                                                                      Director
                          -------------------------------------
                          Mark R. LaNeve

                           /s/SUSAN L. LEES                                                                                       Director Senior Vice President,
                          -------------------------------------                                                                            General Counsel and Secretary
                           Susan L. Lees

                           */SAMUEL H. PILCH                                                                                      Director, Group Vice President and Controller
                          -------------------------------------
                           Samuel H. Pilch

                           */JOHN C. PINTOZZI                                                                                     Director, Senior Vice President and
                          -------------------------------------                                                                            Chief Financial Officer
                           John C. Pintozzi                                                                                                (Principal Financial Officer)

                           */THOMAS J. WILSON                                                                                 Director and Chairman of the Board
                          -------------------------------------
                           Thomas J. Wilson

                           */MATTHEW E. WINTER                                                                             Director, President and Chief Executive Officer
                          -------------------------------------
                           Matthew E. Winter

*/ By: Susan L. Lees, pursuant to Power of Attorney, previously filed or filed herewith.

POWER OF ATTORNEY

WITH RESPECT TO
ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
(REGISTRANT)
AND

ALLSTATE LIFE INSURANCE COMPANY
(DEPOSITOR)

 The undersigned director of Allstate Life Insurance Company constitutes and appoints Susan L. Lees and Matthew E. Winter and each of them (with full power to each of them to act alone) as his true and lawful attorney-in-fact and agent, in any and all capacities, to sign this Form N-4 registration  statement (File No. 333-141909) of Allstate Financial Advisors Separate  Account I, as registrant, and Allstate Life Insurance Company, as depositor,  and any amendments thereto, and to file the same, with exhibits and other  documents in connection therewith, with the Securities and Exchange Commission  or any other regulatory authority as may be necessary or desirable. I hereby  ratify and confirm each and every act that said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof. My subsequent disability or incapacity shall not affect this Power of Attorney.

 January 8, 2010

 /s/ MATTHEW EASLEY
--------------------------
 Matthew Easley
 Director